Other income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Other Income [Line Items]
Interest and other income	$ 278,135	$ 304,022	$ 196,663
Total other income	327,716	341,505	230,478
Management fees
Other Income [Line Items]
Management fees	$ 49,581	$ 37,483	$ 33,815